FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357
                                   ---------

               FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST
               ------------------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 12/31/06
                          --------



Item 1. Schedule of Investments.

Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................    14

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 143.8%
    CORPORATE BONDS 48.6%
    COMMERCIAL SERVICES 2.8%
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................   United States        4,000,000       $    4,380,000
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
      10.67% thereafter, 5/15/13 ............................................   United States        3,000,000            2,910,000
  b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ................   United States        1,100,000            1,141,250
    United Rentals North America Inc., senior sub. note, 7.75%,
      11/15/13 ..............................................................   United States        2,000,000            2,017,500
                                                                                                                     --------------
                                                                                                                         10,448,750
                                                                                                                     --------------

    COMMUNICATIONS 5.9%
    Dobson Cellular Systems Inc., senior secured note, 9.875%,
      11/01/12 ..............................................................   United States        3,000,000            3,285,000
  c Intelsat Subsidiary Holding Co. Ltd., senior note, FRN, 10.484%,
      1/15/12 ...............................................................      Bermuda           4,000,000            4,055,000
    Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .......     Luxembourg         3,000,000            3,285,000
    Qwest Communications International Inc., senior note, B, 7.50%,
      2/15/14 ...............................................................   United States        3,000,000            3,105,000
  c Rogers Wireless Communications Inc., senior secured note, FRN,
      8.485%, 12/15/10 ......................................................       Canada           2,000,000            2,045,000
  b Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 ..............................................................       Italy            3,000,000            3,427,500
  b Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ....................   United States        2,800,000            3,080,000
                                                                                                                     --------------
                                                                                                                         22,282,500
                                                                                                                     --------------

    CONSUMER DURABLES 3.3%
    Beazer Homes USA Inc., senior note, 8.375%, 4/15/12 .....................   United States        2,000,000            2,065,000
    Ford Motor Credit Co.,
        5.625%, 10/01/08 ....................................................   United States        4,000,000            3,929,588
      c FRN, 9.824%, 4/15/12 ................................................   United States        1,000,000            1,061,056
        senior note, 9.875%, 8/10/11 ........................................   United States          500,000              535,257
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ....................   United States        1,100,000            1,119,250
    KB Home, 6.375%, 8/15/11 ................................................   United States        4,000,000            3,955,772
                                                                                                                     --------------
                                                                                                                         12,665,923
                                                                                                                     --------------

    CONSUMER NON-DURABLES 3.4%
    Dole Food Co. Inc., senior note, 8.625%, 5/01/09 ........................   United States        2,000,000            1,997,500
    Reynolds American Inc., senior secured note, 7.25%, 6/01/13 .............   United States        2,000,000            2,088,992
    Smithfield Foods Inc., senior note, 8.00%, 10/15/09 .....................   United States        3,000,000            3,150,000
    Spectrum Brands Inc., senior sub. note, 8.50%, 10/01/13 .................   United States        2,500,000            2,350,000
    Tyson Foods Inc., senior note, 8.25%, 10/01/11 ..........................   United States        3,000,000            3,256,863
                                                                                                                     --------------
                                                                                                                         12,843,355
                                                                                                                     --------------

    CONSUMER SERVICES 10.3%
  c AMC Entertainment Inc., senior note, FRN, 9.624%, 8/15/10 ...............   United States        3,000,000            3,116,250
    Boyd Gaming Corp., senior sub. note, 8.75%, 4/15/12 .....................   United States        2,000,000            2,100,000
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ....................       Canada           3,000,000            3,146,250
    CCH II LLC, senior note, 10.25%, 9/15/10 ................................   United States        4,000,000            4,205,000


                                          Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    Clear Channel Communications Inc., senior note, 7.65%, 9/15/10 ..........   United States        3,000,000       $    3,143,382
    CSC Holdings Inc., senior note, 8.125%, 7/15/09 .........................   United States        3,000,000            3,123,750
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ......................   United States        2,000,000            2,090,000
    Liberty Media Corp., senior note, 7.875%, 7/15/09 .......................   United States        2,000,000            2,095,648
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................   United States        3,000,000            2,872,500
    MGM MIRAGE Inc., senior note, 6.75%, 4/01/13 ............................   United States        4,000,000            3,930,000
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........   United States        3,000,000            3,195,000
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 ........................       Canada           1,700,000            1,744,625
  b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 ...............................................................   United States        1,000,000            1,116,250
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...............   United States        3,000,000            3,199,152
                                                                                                                     --------------
                                                                                                                         39,077,807
                                                                                                                     --------------

    ELECTRONIC TECHNOLOGY 2.3%
b,c Freescale Semiconductor Inc., senior note, 144A, FRN, 9.244%,
      12/15/14 ..............................................................   United States        2,000,000            1,992,500
  b NXP BV, 144A, 7.875%, 10/15/14 ..........................................    Netherlands         1,900,000            1,973,625
    Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .....................   United States        3,000,000            2,775,000
    Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .........   United States        2,000,000            2,035,000
                                                                                                                     --------------
                                                                                                                          8,776,125
                                                                                                                     --------------

    ENERGY MINERALS 2.4%
    Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ....................   United States        4,000,000            4,175,000
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................   United States        2,000,000            1,950,000
    Massey Energy Co., senior note, 6.875%, 12/15/13 ........................   United States        2,000,000            1,890,000
    Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 ...................   United States        1,200,000            1,224,000
                                                                                                                     --------------
                                                                                                                          9,239,000
                                                                                                                     --------------

    FINANCE 1.1%
    General Motors Acceptance Corp.,
      6.875%, 8/28/12 .......................................................   United States        2,000,000            2,056,034
      7.25%, 3/02/11 ........................................................   United States        2,000,000            2,081,724
                                                                                                                     --------------
                                                                                                                          4,137,758
                                                                                                                     --------------

    HEALTH SERVICES 4.3%
    DaVita Inc.,
       senior note, 6.625%, 3/15/13 .........................................   United States        1,900,000            1,914,250
       senior sub. note, 7.25%, 3/15/15 .....................................   United States        1,000,000            1,025,000
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany           3,000,000            3,060,000
  b HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 ...................   United States        3,000,000            3,213,750
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States        3,500,000            3,220,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ..............................................................   United States        4,000,000            4,070,000
                                                                                                                     --------------
                                                                                                                         16,503,000
                                                                                                                     --------------


4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES 1.4%
    Allied Waste North America Inc., senior note, B, 8.50%, 12/01/08 ........   United States        2,000,000       $    2,112,500
    El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ................   United States        3,000,000            3,150,000
                                                                                                                     --------------
                                                                                                                          5,262,500
                                                                                                                     --------------

    PROCESS INDUSTRIES 5.5%
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ............   United States        2,000,000            2,010,000
    Crown Americas Inc., senior note, 7.625%, 11/15/13 ......................   United States        3,000,000            3,105,000
    Graphic Packaging International Corp., senior note, 8.50%,
      8/15/11 ...............................................................   United States        2,000,000            2,080,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .......................      Ireland           3,000,000            2,895,000
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ......................   United States        2,000,000            2,085,000
    Nalco Co.,
      senior note, 7.75%, 11/15/11 ..........................................   United States        2,000,000            2,055,000
      senior sub. note, 8.875%, 11/15/13 ....................................   United States        2,000,000            2,127,500
    Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France           2,000,000            2,290,000
b,c Verso Paper Holdings LLC, senior note, 144A, FRN, 9.121%,
      8/01/14 ...............................................................   United States        2,000,000            2,040,000
                                                                                                                     --------------
                                                                                                                         20,687,500
                                                                                                                     --------------

    PRODUCER MANUFACTURING 0.8%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ......................   United States        3,000,000            3,191,250
                                                                                                                     --------------

    REAL ESTATE INVESTMENT TRUST 0.8%
    Host Marriott LP, senior note, K, 7.125%, 11/01/13 ......................   United States        3,000,000            3,082,500
                                                                                                                     --------------

    RETAIL TRADE 1.1%
  c GSC Holdings Corp., senior note, FRN, 9.247%, 10/01/11 ..................   United States        2,000,000            2,085,000
  b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ...............   United States        2,000,000            2,090,000
                                                                                                                     --------------
                                                                                                                          4,175,000
                                                                                                                     --------------

    TECHNOLOGY SERVICES 1.1%
    SunGard Data Systems Inc., senior note,
      9.125%, 8/15/13 .......................................................   United States        1,000,000            1,055,000
    c FRN, 9.973%, 8/15/13 ..................................................   United States        3,000,000            3,131,250
                                                                                                                     --------------
                                                                                                                          4,186,250
                                                                                                                     --------------

    UTILITIES 2.1%
    Aquila Inc., senior note, 9.95%, 2/01/11 ................................   United States        2,000,000            2,200,594
    NRG Energy Inc., senior note, 7.25%, 2/01/14 ............................   United States        2,800,000            2,828,000
    TXU Corp., 4.80%, 11/15/09 ..............................................   United States        3,000,000            2,942,817
                                                                                                                     --------------
                                                                                                                          7,971,411
                                                                                                                     --------------
    TOTAL CORPORATE BONDS (COST $180,118,977) ...............................                                           184,530,629
                                                                                                                     --------------

    MORTGAGE-BACKED SECURITIES 33.2%
  c FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.6%
    FHLMC, 3.338%, 5/01/34 ..................................................   United States        2,270,734            2,289,135
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 9.3%
    FHLMC Gold 15 Year, 4.50%, 6/01/18 - 9/01/18 ............................   United States        3,141,146       $    3,036,635
    FHLMC Gold 15 Year, 5.00%, 9/01/18 ......................................   United States        4,331,728            4,266,679
    FHLMC Gold 15 Year, 5.00%, 11/01/18 .....................................   United States        2,470,294            2,433,197
    FHLMC Gold 15 Year, 5.50%, 7/01/19 ......................................   United States          320,439              320,596
    FHLMC Gold 30 Year, 5.50%, 8/01/33 ......................................   United States        5,385,681            5,335,848
    FHLMC Gold 30 Year, 5.50%, 12/01/34 .....................................   United States        1,575,066            1,559,801
    FHLMC Gold 30 Year, 5.50%, 2/01/35 - 2/01/35 ............................   United States        1,423,616            1,409,254
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 4/01/35 ............................   United States        8,954,668            9,037,753
    FHLMC Gold 30 Year, 6.50%, 1/01/35 ......................................   United States        3,626,010            3,697,899
    FHLMC Gold 30 Year, 7.00%, 9/01/27 ......................................   United States        1,098,499            1,134,087
    FHLMC Gold 30 Year, 8.00%, 1/01/31 ......................................   United States          230,284              242,076
    FHLMC Gold 30 Year, 8.50%, 7/01/31 ......................................   United States        2,626,502            2,822,878
                                                                                                                     --------------
                                                                                                                         35,296,703
                                                                                                                     --------------

  c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
    FNMA, 4.611%, 7/01/34 ...................................................   United States        2,530,117            2,507,433
    FNMA, 5.989%, 6/01/32 ...................................................   United States          107,973              109,345
                                                                                                                     --------------
                                                                                                                          2,616,778
                                                                                                                     --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 18.4%
    FNMA 15 Year, 5.00%, 10/01/17 ...........................................   United States        1,821,519            1,796,935
    FNMA 15 Year, 5.50%, 10/01/17 - 1/01/21 .................................   United States        6,189,935            6,198,598
    FNMA 15 Year, 5.50%, 1/01/21 ............................................   United States        4,099,284            4,099,968
    FNMA 15 Year, 6.00%, 9/01/21 ............................................   United States        5,709,298            5,791,488
    FNMA 15 Year, 6.50%, 7/01/20 ............................................   United States        1,304,461            1,320,907
    FNMA 15 Year, 7.00%, 9/01/18 ............................................   United States          418,538              433,967
    FNMA 30 Year, 5.50%, 8/01/33 - 7/01/35 ..................................   United States        6,521,186            6,453,150
    FNMA 30 Year, 5.50%, 9/01/33 ............................................   United States        4,583,761            4,538,468
    FNMA 30 Year, 5.50%, 7/01/35 - 1/01/36 ..................................   United States        3,886,419            3,843,245
    FNMA 30 Year, 6.00%, 4/01/33 - 11/01/35 .................................   United States        9,535,927            9,612,512
    FNMA 30 Year, 6.00%, 12/01/34 - 1/01/36 .................................   United States        2,936,821            2,958,579
    FNMA 30 Year, 6.50%, 8/01/32 - 6/01/36 ..................................   United States       10,630,646           10,841,570
    FNMA 30 Year, 6.50%, 6/01/36 ............................................   United States       10,718,083           10,923,513
    FNMA 30 Year, 8.00%, 10/01/29 ...........................................   United States          377,023              398,492
    FNMA 30 Year, 8.50%, 8/01/26 ............................................   United States          608,586              652,833
                                                                                                                     --------------
                                                                                                                         69,864,225
                                                                                                                     --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.2%
    GNMA I SF 30 Year, 5.50%, 4/15/33 - 12/15/34 ............................   United States        2,909,422            2,898,930
    GNMA I SF 30 Year, 5.50%, 12/15/34 ......................................   United States        4,272,814            4,256,261
    GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33 ............................   United States        2,780,992            2,858,035
    GNMA II SF 30 Year, 5.00%, 10/20/33 .....................................   United States        3,740,884            3,628,623
    GNMA II SF 30 Year, 7.00%, 1/20/24 - 12/20/30 ...........................   United States        1,645,885            1,695,054
    GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ............................   United States          573,632              605,744
                                                                                                                     --------------
                                                                                                                         15,942,647
                                                                                                                     --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $127,364,355) ....................                                           126,009,488
                                                                                                                     --------------


6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 6.5%
    FINANCE 6.5%
    Argent Securities Inc., 2003-W5, M4, FRN, 9.135%, 10/25/33 ..............   United States        4,000,000       $    4,082,066
    GSR Mortgage Trust, 2003-AHL, B1, FRN, 9.35%, 10/25/33 ..................   United States        3,403,122            3,431,016
    Merrill Lynch Mortgage Investors Inc., 2003-OPT1, B2, FRN, 8.10%,
      7/25/34 ...............................................................   United States        1,000,000            1,007,568
    Morgan Stanley ABS Capital,
        2003-NC10, B1, FRN, 8.65%, 10/25/33 .................................   United States          793,271              800,209
        2003-HE3, B1, FRN, 8.65%, 10/25/33 ..................................   United States        3,500,000            3,515,996
    Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 8.35%,
      3/25/33 ...............................................................   United States          878,513              880,946
    New Century Home Equity Loan Trust, 2003-2, M3, FRN, 9.05%,
      1/25/33 ...............................................................   United States        3,703,060            3,711,110
    Option One Mortgage Loan Trust, 2003-6, M5, FRN, 8.65%,
      11/25/33 ..............................................................   United States        1,807,184            1,830,406
    Residential Asset Securities Corp., 2003-KS10, MII3, FRN, 7.90%,
      12/25/33 ..............................................................   United States          377,442              381,509
    Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
      7.85%, 11/25/34 .......................................................   United States        1,500,000            1,512,087
    Structured Asset Investment Loan Trust,
        2003-BC13, M4, FRN, 8.10%, 11/25/33 .................................   United States        3,340,000            3,363,910
        2003-BC2, M3, FRN, 8.60%, 4/25/33 ...................................   United States           13,987               14,012
                                                                                                                     --------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $24,143,645)..........................................                                            24,530,835
                                                                                                                     --------------
  c SENIOR FLOATING RATE INTERESTS 51.6%
    COMMERCIAL SERVICES 5.9%
    Acxiom Corp., Term Loan B, 7.10% - 7.11%, 9/14/12 .......................   United States        1,197,000            1,201,932
    Affiliated Computer Services Inc.,
        Additional Term Loan, 7.35% - 7.369%, 3/20/13 .......................   United States        1,791,000            1,795,298
        Term Loan B, 7.35%, 3/20/13 .........................................   United States          495,000              496,188
    Buhrmann U.S. Inc., Term Loan D-1 Anton, 7.111%, 12/23/10 ...............   United States        2,500,000            2,503,275
    Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term
      Loan, 7.85%, 10/26/12 .................................................   United States        1,695,750            1,706,501
    Dex Media West LLC, Term Loan B2, 6.86% - 6.88%, 3/09/10.................   United States        2,571,017            2,557,056
    Emdeon Business Services LLC, First Lien Term Loan, 7.87%,
      11/16/13 ..............................................................   United States        2,750,000            2,760,038
    Nielsen Finance LLC (VNU Inc.), Term Loan B, 8.19%, 8/09/13 .............   United States        2,992,500            3,014,854
    IDEARC Inc. (Verizon Corp.), Term Loan B, 7.35%, 11/17/14 ...............   United States        3,100,000            3,116,523
    R.H. Donnelley Inc., Term Loan D-2, 6.85% - 6.87%, 6/30/11 ..............   United States        1,441,522            1,440,959
    Workflow Management Inc., Term Loan B, 9.376%, 11/30/11 .................   United States          972,662              972,088
    Worldspan LP, Term Loan B, 8.60%, 12/07/13 ..............................   United States          900,000              904,653
                                                                                                                     --------------
                                                                                                                         22,469,365
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    COMMUNICATIONS 4.9%
    Alaska Communications Systems Holdings Inc.,
        Incremental Term Loan, 7.114%, 2/01/12 ..............................   United States          100,000       $       99,864
        Term Loan, 7.114%, 2/01/12 ..........................................   United States        4,000,000            3,994,560
    Fairpoint Communications Inc., Term Loan B, 7.125%, 2/08/12 .............   United States        1,404,110            1,400,360
    Intelsat Corp. (Panamsat), Term Loan B2, 7.872%, 1/03/14 ................   United States        3,940,000            3,969,432
    Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.622%,
      6/30/13 ...............................................................   United States        2,400,689            2,410,412
    Iowa Telecommunications Services Inc., Term Loan B, 7.08% - 7.12%,
      11/23/11 ..............................................................   United States        2,000,000            2,003,080
    West Corp., Term Loan B, 8.10%, 10/24/13 ................................   United States        1,900,000            1,903,819
    Windstream Corp., Term Loan B, 7.12%, 7/17/13 ...........................   United States        2,700,000            2,722,302
                                                                                                                     --------------
                                                                                                                         18,503,829
                                                                                                                     --------------

    CONSUMER DURABLES 2.9%
    Eastman Kodak Co.,
      Term Loan B1, 7.60%, 10/18/12 .........................................   United States        1,262,434            1,266,954
      Term Loan B2 (Delayed Draw), 7.60%, 10/18/12 ..........................   United States          965,741              969,247
    Jarden Corp., Term Loan B2, 7.114%, 1/24/12 .............................   United States        3,562,389            3,566,628
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
      7.364% - 7.38%, 4/05/13 ...............................................       Canada           1,818,545            1,789,830
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
      7.364% - 7.38%, 4/05/13 ...............................................   United States        1,821,643            1,792,879
    Tupperware Corp., Term Loan B, 6.86%, 12/05/12 ..........................   United States        1,796,639            1,787,889
                                                                                                                     --------------
                                                                                                                         11,173,427
                                                                                                                     --------------

    CONSUMER NON-DURABLES 2.6%
    Acco Brands Corp., Term Loan B, 7.058% - 7.124%, 8/17/12 ................   United States          902,180              902,577
    Bumble Bee Foods LLC, Term Loan B, 7.121% - 7.125%, 5/02/12 .............   United States          500,000              499,965
    CBRL Group (Cracker Barrel), Term Loan B1, 6.85% - 6.87%,
      4/27/13 ...............................................................   United States          860,494              860,915
    Central Garden & Pet Co., Term Loan B, 6.85%, 9/30/12 ...................   United States          271,289              271,658
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 .................   United States        1,333,333            1,338,867
    Del Monte Foods Co., Term Loan B, 6.85% - 7.072%, 2/08/12 ...............   United States          828,219              828,558
    Dole Food Co. Inc., Term Loan B, 7.438% - 9.00%, 4/12/13 ................   United States          213,492              210,303
    Herbalife International Inc., Term Loan B, 6.85%, 7/21/13 ...............   United States          718,000              718,790
    Michael Foods Inc., Term Loan B1, 7.35%, 11/21/10 .......................   United States          564,740              564,711
    Reynolds American Inc., Term Loan B, 7.104% - 7.188%, 5/31/12 ...........   United States        1,791,000            1,801,746
    Solvest Ltd. (Dole),
        L/C, 5.244%, 4/12/13 ................................................      Bermuda              95,362               93,937
        Term Loan C, 7.438% - 9.25%, 4/12/13 ................................      Bermuda             709,853              699,248
    Southern Wine & Spirits of America Inc., Term Loan B, 6.864%,
      5/31/12 ...............................................................   United States        1,145,813            1,146,821
                                                                                                                     --------------
                                                                                                                          9,938,096
                                                                                                                     --------------


8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SERVICES 10.0%
    Arby's Restaurant Holdings LLC, Term Loan B, 7.60% - 7.626%,
      7/25/12 ...............................................................   United States        1,579,798       $    1,579,798
    Charter Communications Operating LLC, Term Loan B, 8.005%,
      4/28/13 ...............................................................   United States        1,362,560            1,371,512
    Cinram International, Term Loan B, 7.118%, 5/05/11 ......................       Canada           2,566,612            2,535,428
    CSC Holdings Inc. (Cablevision), Incremental Term Loan,
      7.11% - 7.126%, 3/29/13 ...............................................   United States          796,000              796,279
    DIRECTV Holdings LLC, Term Loan B, 6.85%, 4/13/13 .......................   United States        1,124,769            1,124,612
    Education Management LLC, Term Loan B, 7.875%, 5/31/13 ..................   United States        1,695,750            1,708,451
    Entravision Communications Corp., Term Loan B, 6.87%, 3/29/13 ...........   United States        1,083,500            1,076,392
    Hertz Corp.,
        Credit Link, 5.365%, 12/21/12 .......................................   United States          155,556              156,526
        Term Loan B, 7.35% - 7.37%, 12/21/12 ................................   United States        1,235,911            1,243,623
    Insight Midwest Holdings,
        Delayed Draw Term Loan, 7.61%, 4/02/14 ..............................   United States          800,000              805,256
        Term Loan B, 7.61%, 4/02/14 .........................................   United States        2,400,000            2,415,768
    MCC Iowa, Term Loan D-1, 6.87% - 7.12%, 1/31/15 .........................   United States        1,980,000            1,983,663
    MediaNews Group Inc., Term Loan B, 6.60%, 12/30/10 ......................   United States        2,260,575            2,232,544
    Mission Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 ................   United States        1,681,393            1,675,659
    Nexstar Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 ................   United States        1,593,264            1,587,831
    Penn National Gaming Inc., Term Loan B, 7.10% - 7.15%,
      10/03/12 ..............................................................   United States        1,777,500            1,784,770
    Regal Cinemas Inc., Term Loan, 7.114%, 10/27/13 .........................   United States        3,846,766            3,846,612
    UPC Financing Partnership,
        Term Loan J2, 7.64%, 3/31/13 ........................................    Netherlands         2,000,000            2,008,660
        Term Loan K2, 7.64%, 12/31/13 .......................................    Netherlands         2,000,000            2,008,660
    VML US Finance LLC (Venetian Macau), Term Loan B, 8.12%,
      5/26/13 ...............................................................   United States        2,333,333            2,343,297
    WMG Acquisition Corp. (Warner Music), Term Loan B,
      7.37% - 7.409%, 3/01/11 ...............................................   United States        3,855,251            3,869,978
                                                                                                                     --------------
                                                                                                                         38,155,319
                                                                                                                     --------------

    ELECTRONIC TECHNOLOGY 1.8%
    Advanced Micro Devices Inc., Term Loan B, 7.62%, 12/31/13 ...............   United States        2,038,936            2,053,392
    Marvell Technology Group Ltd., Term Loan, 7.35%, 11/09/09 ...............      Bermuda           3,190,000            3,195,423
    Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B, 7.11%,
      12/31/11 ..............................................................   United States          717,210              720,746
    Sanmina-SCI Corp., Term Loan, 7.88%, 1/31/08 ............................   United States          900,000              902,322
                                                                                                                     --------------
                                                                                                                          6,871,883
                                                                                                                     --------------

    ENERGY MINERALS 0.4%
    Citgo Petroleum Corp., Term Loan B, 6.742%, 11/15/12 ....................   United States        1,561,877            1,562,830
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    FINANCE 2.5%
    Ameritrade Holding Corp., Term Loan B, 6.85%, 12/31/12 ..................   United States        1,865,659       $    1,864,913
    Avis Budget Car Rental LLC, Term Loan, 6.63%, 4/19/12 ...................   United States          957,143              950,778
    Conseco Inc., Term Loan, 7.35%, 10/10/13.................................   United States          399,000              400,656
    Fidelity National Information Services Inc., Term Loan B, 7.10%,
      3/08/13 ...............................................................   United States        3,755,299            3,756,951
    Nasdaq Stock Market Inc.,
        Incremental Term Loan B, 7.10% - 7.114%, 4/18/12 ....................   United States          698,250              699,423
        Term Loan B, 7.10% - 7.114%, 4/18/12 ................................   United States        1,217,179            1,219,309
        Term Loan C (Delayed Draw), 7.10% - 7.114%, 4/18/12 .................   United States          705,570              706,805
                                                                                                                     --------------
                                                                                                                          9,598,835
                                                                                                                     --------------

    HEALTH SERVICES 3.1%
    DaVita Inc., Term Loan B, 7.35% - 7.69%, 10/05/12 .......................   United States        3,348,930            3,362,259
    Fresenius Medical Care Holdings Inc., Term Loan B, 6.739% - 6.745%,
      3/31/13 ...............................................................   United States        2,481,250            2,470,308
    HCA Inc., Term Loan B, 8.114%, 11/18/13 .................................   United States        3,000,000            3,034,710
    LifePoint Hospitals Inc., Term Loan B, 6.975%, 4/15/12 ..................   United States        2,893,383            2,886,265
                                                                                                                     --------------
                                                                                                                         11,753,542
                                                                                                                     --------------

    INDUSTRIAL SERVICES 0.7%
        Allied Waste North America Inc.,
        Credit Link, 5.323%, 1/15/12 ........................................   United States          764,558              765,216
        Term Loan B, 7.12% - 7.21%, 1/15/12 .................................   United States        1,724,104            1,725,586
                                                                                                                     --------------
                                                                                                                          2,490,802
                                                                                                                     --------------

    PROCESS INDUSTRIES 5.7%
    Berry Plastics Holding Corp., Term Loan B, 7.124%, 9/20/13 ..............   United States        1,007,475            1,008,493
    Georgia-Pacific Corp.,
      d Additional Term Loan, 8.25%, 12/20/12 ...............................   United States          694,444              695,437
        Term Loan B, 7.353% - 7.376%, 12/20/12 ..............................   United States        2,475,000            2,489,182
    Graham Packaging Co.,
        First Lien Term Loan, 7.625% - 7.875%, 10/07/11 .....................   United States        1,669,777            1,684,137
        Incremental Term Loan B, 7.688%, 10/07/11 ...........................   United States          368,608              371,641
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%, 5/03/13 ...........   Netherlands            622,545              620,665
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%, 5/03/13 .........   United States        2,873,056            2,864,379
    Huntsman International LLC, Term Loan B, 7.10%, 8/16/12..................   United States        3,019,476            3,020,774
        Ineos U.S. Finance LLC,
        Term Loan B2, 7.611%, 12/16/13 ......................................   United States          396,000              399,453
        Term Loan C2, 8.111%, 12/23/14 ......................................   United States          396,000              399,497
    Lyondell Chemical Co., Term Loan, 7.121%, 8/16/13 .......................   United States        2,693,250            2,698,556
    Nalco Co., Term Loan B, 7.10% - 9.00%, 11/04/10 .........................   United States        3,406,839            3,422,034
    NewPage Corp., Term Loan, 8.364% - 10.25%, 5/02/11 ......................   United States        2,096,482            2,108,851
                                                                                                                     --------------
                                                                                                                         21,783,099
                                                                                                                     --------------


10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PRODUCER MANUFACTURING 5.2%
    Cooper Standard Automotive Inc., Term Loan D, 7.875%,
      12/23/11 ..............................................................   United States          891,000       $      889,975
    Day International Group Inc., Term Loan B, 7.86%, 12/05/12 ..............   United States          671,730              676,123
    Dresser Inc., Term Loan B, 8.125%, 10/31/13 .............................   United States        1,923,567            1,943,457
    Euramax International Inc., Domestic Term Loan, 8.125%, 6/29/12 .........   United States        1,040,916            1,041,895
    GPS CCMP Merger Corp. (Generac), Term Loan B, 7.82%,
      11/09/13 ..............................................................   United States        1,800,000            1,808,388
    Headwaters Inc., Term Loan B, 7.38%, 4/30/11 ............................   United States          823,404              823,601
    Nortek Inc., Term Loan, 7.36%, 8/27/11 ..................................   United States        1,959,900            1,961,252
    Oshkosh Truck Co., Term Loan B, 7.35%, 12/06/13 .........................   United States        2,900,000            2,909,425
    Sensus Metering Systems Inc.,
        Term Loan B1, 7.371% - 7.583%, 12/17/10 .............................   United States        2,341,615            2,336,955
        Term Loan B2, 7.371% - 7.583%, 12/17/10 .............................     Luxembourg           311,036              310,311
    TriMas Co. LLC,
        Term Loan B, 8.125%, 2/28/12 ........................................   United States        1,612,882            1,620,173
        Tranche B-1 L/C, 8.118%, 8/02/13 ....................................   United States          373,136              374,674
    TRW Automotive Inc., Term Loan B, 7.188%, 6/30/12 .......................   United States        2,947,500            2,936,830
                                                                                                                     --------------
                                                                                                                         19,633,059
                                                                                                                     --------------

    REAL ESTATE INVESTMENT TRUSTS 2.6%
    Capital Automotive REIT, Term Loan B, 7.10%, 12/10/10 ...................   United States        2,707,065            2,713,481
    CB Richard Ellis Services Inc., Term Loan B, 6.85%, 12/20/13 ............   United States        2,900,000            2,900,174
    General Growth Properties Inc., Term Loan A-1, 6.60%, 2/24/10 ...........   United States        3,500,000            3,472,385
    Lion Gables Realty LP, Term Loan B, 7.10%, 3/30/07 ......................   United States           26,842               26,837
    Newkirk Master LP, Term Loan B, 7.099%, 8/11/08 .........................   United States          637,043              636,342
                                                                                                                     --------------
                                                                                                                          9,749,219
                                                                                                                     --------------

    RETAIL TRADE 1.3%
    Neiman Marcus Group Inc., Term Loan, 7.60% - 7.603%, 4/06/13 ............   United States        1,139,241            1,146,953
    Pantry Inc., Term Loan, 7.10%, 1/02/12 ..................................   United States          631,619              635,352
    TravelCenters of America Inc., Term Loan, 7.10%, 12/01/11 ...............   United States        2,475,000            2,489,256
    The William Carter Co., Term Loan B, 6.85% - 6.876%, 7/14/12 ............   United States          690,064              689,498
                                                                                                                     --------------
                                                                                                                          4,961,059
                                                                                                                     --------------

    TECHNOLOGY SERVICES 0.8%
    SunGard Data Systems Inc., Term Loan, 7.875%, 2/11/13 ...................   United States        2,840,740            2,870,767
                                                                                                                     --------------
    TRANSPORTATION 0.1%
    United Air Lines Inc.,
        Delay Draw, 9.125%, 2/01/12 .........................................   United States           60,844               61,725
        Term Loan B, 9.12%, 2/01/12 .........................................   United States          425,909              432,076
                                                                                                                     --------------
                                                                                                                            493,801
                                                                                                                     --------------

    UTILITIES 1.1%
    LSP General Finance Co. LLC,
        Delay Draw, 7.114%, 5/04/13 .........................................   United States           27,754               27,737
        Term Loan, 7.114%, 5/04/13 ..........................................   United States          645,114              644,694


                                         Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY       PRINCIPAL AMOUNT a      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  c SENIOR FLOATING RATE INTERESTS (CONTINUED)
    UTILITIES (CONTINUED)
    NRG Energy Inc.,
        Credit Link, 7.364%, 2/01/13 ........................................   United States          798,351       $      802,223
        Term Loan B, 7.364%, 2/01/13 ........................................   United States        2,641,075            2,653,911
                                                                                                                     --------------
                                                                                                                          4,128,565
                                                                                                                     --------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $195,985,224) ................                                           196,137,497
                                                                                                                     --------------

    FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.9%
c,e Government of Argentina, FRN, 5.59%, 8/03/12 ............................     Argentina          3,950,000            2,809,142
    Government of Canada, 7.25%, 6/01/07 ....................................       Canada           1,500,000 CAD        1,303,072
    Government of Malaysia, 8.60%, 12/01/07 .................................      Malaysia          4,700,000 MYR        1,392,537
    Government of Norway, 6.75%, 1/15/07 ....................................       Norway           8,300,000 NOK        1,332,383
    Government of Poland, 6.00%, 5/24/09 ....................................       Poland           4,200,000 PLN        1,491,146
    Government of Singapore, 5.625%, 7/01/08 ................................     Singapore          2,150,000 SGD        1,455,861
    Government of Sweden, 8.00%, 8/15/07 ....................................       Sweden           8,300,000 SEK        1,244,903
    Korea Treasury Note, 4.75%, 3/12/08 .....................................    South Korea     3,600,000,000 KRW        3,859,386
                                                                                                                     --------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $14,211,342) ....................................................                                            14,888,430
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $541,823,543) .........................                                           546,096,879
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 2.6%
    GOVERNMENT BONDS 1.4%
  f Egypt Treasury Bill, 6/19/07 - 11/20/07                                         Egypt            9,250,000 EGP        1,493,880
  f Thailand Treasury Bill, 7/19/07 - 9/06/07                                      Thailand        132,200,000 THB        3,621,866
                                                                                                                     --------------
                                                                                                                          5,115,746
                                                                                                                     --------------


12 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND 1.2%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.97% .................................................................   United States        4,669,027       $    4,669,027
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,575,917) ..........................                                             9,784,773
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $551,399,460) 146.4% ............................                                           555,881,652
    PREFERRED SHARES (50.0)% ................................................                                          (190,000,000)
    OTHER ASSETS, LESS LIABILITIES 3.6% .....................................                                            13,881,561
                                                                                                                     --------------
    NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ...........................                                        $  379,763,213
                                                                                                                     ==============

CURRENCY ABBREVIATIONS

CAD    -  Canadian Dollar
EGP    -  Egyptian Pounds
KRW    -  South Korean Won
MYR    -  Malaysian Ringgit
NOK    -  Norwegian Krone
PLN    -  Polish Zloty
SEK    -  Swedish Krona
SGD    -  Singapore Dollar
THB    -  Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC  -  Federal Home Loan Mortgage Corp.
FNMA   -  Federal National Mortgage Association
FRN    -  Floating Rate Note
GNMA   -  Government National Mortgage Association
L/C    -  Letter of Credit
REIT   -  Real Estate Investment Trust
SF     -  Single Family

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the aggregate value of these securities was $20,074,875, representing 5.29% of net assets.

c     The coupon rate shown represents the rate at period end.

d     Security purchased on a when-issued basis.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f     The security is traded on a discount basis with no stated coupon rate.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statement of Investments |
                                     See Notes to Statement of Investments. | 13

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton Limited Duration Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.......................................    $   553,027,405
                                                              ===============

Unrealized appreciation...................................    $     7,204,011
Unrealized depreciation...................................         (4,349,764)
                                                              ---------------
Net unrealized appreciation (depreciation)................    $     2,854,247
                                                              ===============

2. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At December 31, 2006, unfunded commitments were as follows:

-----------------------------------------------------------------------------
                                                                   UNFUNDED
BORROWER                                                          COMMITMENT
-----------------------------------------------------------------------------
CBRL Group (Cracker Barrel), Term Loan B2
  (Delayed Draw)..........................................        $   134,276
VML US Finance LLC (Venetian Macau US), Delay Draw........          1,166,667
                                                                  -----------
                                                                  $ 1,300,943
                                                                  ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


14 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007












                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer